Collection Period Ended 31-Oct-2009
Principal Note
Payment Factor
82,706,349.91 0.734916
0.00 1.000000
0.00 1.000000
0.00 1.000000
82,706,349.91
Interest & Principal
Payment
82,794,183.11
231,570.00
743,150.00
110,735.10
$83,879,638.21
Mercedes-Benz Auto Receivables Trust 2009-1
Investor Report

31-Oct-2009
Determination Date 12-Nov-2009
Amounts in USD
Dates
Collection Period No. 1
Record Date 13-Nov-2009
Distribution Date 16-Nov-2009
Collections Period (from... to) 1-Sep-2009
38
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 9-Oct-2009 15-Nov-2009 30/360 Days 36
Interest Period of the Class A-1 Notes (from... to) 9-Oct-2009 16-Nov-2009 Actual/360 Days
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
Class A-2 Notes 279,000,000.00 279,000,000.00 279,000,000.00
Face Amount
Class A-1 Notes 312,000,000.00 312,000,000.00 229,293,650.09 265.084455
Class A-4 Notes 45,570,000.00 45,570,000.00 45,570,000.00
0.000000
Class A-3 Notes 445,000,000.00 445,000,000.00 445,000,000.00 0.000000
Overcollateralization 113,544,383.06 113,544,383.06 123,848,726.37
0.000000
Total Note Balance
1,081,570,000.00
1,081,570,000.00
998,863,650.09
1,182,930,992.22
Yield Supplement Overcollateralization Amount 64,841,735.28 64,841,735.28 60,218,615.76
Adjusted Pool Balance 1,195,114,383.06 1,195,114,383.06 1,122,712,376.46
Amount Percentage
Initial Overcollateralization Amount 113,544,383.06 9.50%
Pool Balance
1,259,956,118.34
1,259,956,118.34
Target Overcollateralizaton Amount 148,759,389.88 13.25%
Current Overcollateralization Amount 123,848,726.37 11.03%
0.281517
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
1.670000
265.365972
Class A-2 Notes 0.830000% 231,570.00 0.830000 0.830000
Class A-1 Notes 0.266700% 87,833.20
1.670000
Class A-4 Notes 2.430000% 110,735.10 2.430000 2.430000
Class A-3 Notes 1.670000% 743,150.00
Total
$1,173,288.30
85,979,565.07
Available Funds
Distributions
Principal Collections 77,023,229.24 (1) Total Servicing Fee 2,099,926.86
Net Liquidation Proceeds 0.00 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 8,955,606.66 Nonrecoverable Advances to the Servicer 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 0.00 (3) Interest Distributable Amount Class A Notes 1,173,288.30
Investment Earnings 729.17 (6) Regular Principal Distributable Amount 82,706,349.91
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
85,979,565.07 (7) Additional Servicing Fee and Transition Costs 0.00
Distribution Detail
Total Distribution
Due Paid Shortfall
Available Funds
85,979,565.07
(9) Excess Collections to Certificateholders 0.00
Total Trustee Fee 0.00 0.00 0.00
Total Servicing Fee 2,099,926.86 2,099,926.86 0.00
thereof on Class A-1 Notes 87,833.20 87,833.20 0.00
Monthly Interest Distributable Amount 1,173,288.30 1,173,288.30 0.00
thereof on Class A-3 Notes 743,150.00 743,150.00 0.00
thereof on Class A-2 Notes 231,570.00 231,570.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 110,735.10 110,735.10 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 1,173,288.30 1,173,288.30 0.00
Aggregate Principal Distributable Amount 82,706,349.91 82,706,349.91 0.00
Regular Principal Distributable Amount 82,706,349.91 82,706,349.91 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,987,785.96
1896.88
Reserve Fund Amount - Beginning Balance 2,987,785.96
plus top up Reserve Fund up to the Required Amount 0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,987,785.96
plus Net Investment Earnings for the Collection Period 31.40 minus Net Investment Earnings 31.40
Net Investment Earnings on the Collection Account 697.77
Investment Earnings for the Collection Period 729.17
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 31.40
43,055
Pool Balance beginning of Collection Period 1,259,956,118.34 43,055
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Principal Collections 52,279,015.96
Principal Collections attributable to Full Pay-offs 24,744,213.28
Cutoff Date Pool Balance 1,259,956,118.34
42,083
Pool Factor 93.89%
As of Cutoff Date Current
Principal Purchase Amounts 0.00
Principal Gross Losses
Pool Balance end of Collection Period
1,182,930,992.22
Weighted Average Seasoning (months) 13.16 15.08
Delinquency Profile *
Weighted Average APR 4.32% 4.32%
Weighted Average Number of Remaining Payments 50.18 48.45
Amount Number of Receivables Percentage
Current 1,178,225,276.40 41,949 99.60%
61-90 Days Delinquent 1,025,543.18 28 0.09%
31-60 Days Delinquent 3,633,432.94 105 0.31%
91-120 Days Delinquent 46,739.70 1 0.00%
Total 1,182,930,992.22 42,083 100.00%
Principal Net Liquidation Proceeds 0.00
Principal Recoveries 0.00
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 1,896.88
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.000%
Principal Net Losses 1,896.88
Cumulative Principal Net Losses 1,896.88